Business and Basis of Presentation (Details)				12 Months Ended
	Sep. 01, 2016	Apr. 01, 2016	Dec. 16, 2013 shares	Dec. 31, 2015 refineries shares		Dec. 31, 2013 shares	[2]
Business and Basis of Presentation (Textual)
Limited partnership formation date				Jul. 24, 2013
Initial public offering of common units				4,250,000	[1]	17,250,000
Majority Shareholder [Member]
Business and Basis of Presentation (Textual)
Number of Valero owned refineries | refineries				10
Texas Crude Systems Business [Member] | Majority Shareholder [Member]
Business and Basis of Presentation (Textual)
Effective date of acquisition from Valero				Jul. 01, 2014
Houston and St. Charles Terminal Services Business [Member] | Majority Shareholder [Member]
Business and Basis of Presentation (Textual)
Effective date of acquisition from Valero				Mar. 01, 2015
Corpus Christi Terminal Services Business [Member] | Majority Shareholder [Member]
Business and Basis of Presentation (Textual)
Effective date of acquisition from Valero				Oct. 01, 2015
IPO [Member]
Business and Basis of Presentation (Textual)
Initial public offering of common units			17,250,000
Subsequent Event [Member] | McKee Terminal Services Business [Member] | Majority Shareholder [Member]
Business and Basis of Presentation (Textual)
Effective date of acquisition from Valero		Apr. 01, 2016
Subsequent Event [Member] | Meraux and Three Rivers Terminal Services Business [Member] | Majority Shareholder [Member]
Business and Basis of Presentation (Textual)
Effective date of acquisition from Valero	Sep. 01, 2016

[1]	On November 24, 2015, we completed a public offering (the 2015 Offering) of 4,250,000 common units at a price of $46.25 per unit and received gross proceeds of $196.6 million. After deducting the underwriting discount and other offering costs totaling $7.7 million, our net proceeds were $188.9 million.
[2]	On December 16, 2013, we completed the IPO of 17,250,000 common units at a price of $23.00 per unit and received gross proceeds of $396.8 million. After deducting the underwriting discount, structuring fees, and other offering costs of $27.6 million, our net proceeds were $369.2 million.